Voyage Expenses (Schedule of Voyage Expenses Analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage Expenses [Abstract]
Commissions	$ 11,640	$ 13,331	$ 14,412
Loss/(gain) from bunkers	725	(474)	(8,100)
Port expenses and other	1,242	764	630
Total	$ 13,607	$ 13,621	$ 6,942